LENED, INC.
                                   -----------

                             REPORT TO STOCKHOLDERS
                             ----------------------

                              FINANCIAL STATEMENTS
                              --------------------

                     YEARS ENDED SEPTEMBER 30, 2002 AND 2001
                     ---------------------------------------

                                   LENED, INC.
                                   -----------
                             REPORT TO STOCKHOLDERS
                             ----------------------
                              FINANCIAL STATEMENTS
                              --------------------
                                TABLE OF CONTENTS
                                -----------------
                     YEARS ENDED SEPTEMBER 30, 2002 AND 2001
                     ---------------------------------------






                                                                           PAGE

INDEPENDENT AUDITOR'S REPORT                                                 1

STATEMENTS OF ASSETS, LIABILITIES AND
CAPITAL SECURITIES                                                           2

STATEMENTS OF OPERATIONS, UNDISTRIBUTED NET
INCOME                                                                       3

STATEMENTS OF CHANGES IN NET ASSETS                                          4

STATEMENTS OF CASH FLOWS                                                     5

NOTES TO FINANCIAL STATEMENTS                                              6-12

                          INDEPENDENT AUDITOR'S REPORT
                          ----------------------------


To the Board of Directors and
Stockholders of Lened, Inc.
New York, NY


I have audited the accompanying statements of assets, liabilities and capital securities of Lened, Inc. (a New Jersey corporation) as of September 30, 2002 and 2001, and the related statements of operations, undistributed net income and statements of changes in net assets and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. My responsibility is to express an opinion on these financial statements based on my audits.

I have conducted my audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. The investment securities held in custody were confirmed to me by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audits provide a reasonable basis for my opinion.

In my opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lened, Inc. as of September 30, 2002 and 2001, and the results of its operations, the changes in its net assets and cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.




                                                            STUART M. FRIED, CPA
West Caldwell, New Jersey
November 22, 2002

                                   LENED, INC.
                                   -----------
                        STATEMENTS OF ASSETS, LIABILITIES
                        ---------------------------------
                             AND CAPITAL SECURITIES
                             ----------------------


                                     ASSETS
                                     ------

                                                            SEPTEMBER 30,
                                                       -----------------------
                                                          2002         2001
                                                       ----------   ----------
INVESTMENT IN MUNICIPAL BONDS,
with accrued interest - at fair market
value (amortized cost $1,359,564 and
 $1,701,516) (Note 1)                                  $1,426,838   $1,774,177
Cash                                                          646        1,231
Investment in JP Morgan New York T/F MM
 Money Market Fund (1.12% avg. Interest rate)             428,632       81,535
Prepaid expenses                                            1,525        1,602
                                                       ----------   ----------

                                                       $1,857,641   $1,858,545
                                                       ==========   ==========

                       LIABILITIES AND CAPITAL SECURITIES
                       ----------------------------------

LIABILITIES:
     Dividends payable                                 $   51,571   $   60,600
     Other current liabilities                             17,898        8,859
                                                       ----------   ----------

                                                           69,469       69,459
                                                       ----------   ----------

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES:

CAPITAL SHARES
     Common stock, no par value, 25,200 shares
      authorized, 18,960 issued and outstanding        $   22,500   $   22,500
     Paid in capital                                      144,732      144,732
     Retained earnings                                  1,572,256    1,571,717
     Undistributed net income                                 310          539
     Unrealized appreciation
      (depreciation) of investments                        48,374       49,598
                                                       ----------   ----------
Total stockholders' equity (equivalent to
$94.31 per share at 9/30/02 and $94.36
per share at 9/30/01)                                   1,788,172    1,789,086
                                                       ----------   ----------

                                                       $1,857,641   $1,858,545
                                                       ==========   ==========



The accompanying notes are an integral part of these financial statements.

                                   LENED, INC.
                                   -----------
                            STATEMENTS OF OPERATIONS,
                            -------------------------
                            UNDISTRIBUTED NET INCOME
                            ------------------------


                                               YEARS ENDED SEPTEMBER 30,
                                               -------------------------
                                                   2002        2001
                                                 --------    --------
INVESTMENT INCOME:

  INCOME
   Interest income on tax free municipals        $ 75,460    $ 82,368
   Dividend income - tax free                       2,095       1,367
                                                 --------    --------

                                                   77,555      83,735
                                                 --------    --------


  EXPENSES:
     Custodial fees (Note 4)                        2,128       1,833
     Audit fees                                     3,600       2,700
     Legal  and filing fees                         8,189       5,468
     Taxes other than income taxes                    374         290
     Office expense                                 9,791      10,923
     Insurance                                      1,515       1,302
                                                 --------    --------

                                                   25,597      22,516
                                                 --------    --------

INVESTMENT INCOME                                  51,958      61,219

Net realized loss from investment transactions        (38)          0
                                                 --------    --------

INVESTMENT INCOME BEFORE FEDERAL
 INCOME TAX                                        51,920      61,219
Less:  Federal income taxes                            39          80
                                                 --------    --------

NET INVESTMENT INCOME                              51,881      61,139

Less: Dividends paid                               51,571      60,600
                                                 --------    --------

UNDISTRIBUTED NET INCOME                         $    310    $    539
                                                 ========    ========





UNREALIZED APPRECIATION (DEPRECIATION)
 OF INVESTMENTS                                  $ 48,374    $ 49,598
                                                 ========    ========


The accompanying notes are an integral part of these financial statements.

                                   LENED, INC.
                                   -----------
                       STATEMENTS OF CHANGES IN NET ASSETS
                       -----------------------------------



                                                      YEARS ENDED SEPTEMBER 30,
                                                      -------------------------
                                                         2002          2001
                                                      -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
     Investment income - net                          $    51,919   $    61,139
     Net realized loss on investments                         (38)            0
     Change in unrealized appreciation (depreciation)      (1,224)       54,119
                                                      -----------   -----------


NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                            50,657       115,258

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME                                      51,571        60,600
                                                      -----------   -----------

TOTAL INCREASE (DECREASE)                                    (914)       54,658

NET ASSETS BEGINNING OF PERIOD                          1,789,086     1,734,428
                                                      -----------   -----------

NET ASSETS END OF PERIOD (Including
Undistributed Net Income of $310 and
$539, respectively)                                   $ 1,788,172   $ 1,789,086
                                                      ===========   ===========



DIVIDENDS PER SHARE                                   $      2.72   $      3.20
                                                      ===========   ===========




The accompanying notes are an integral part of these financial statements.

                                   LENED, INC.
                                   -----------
                            STATEMENTS OF CASH FLOWS
                            ------------------------
                           INCREASE (DECREASE) IN CASH
                           ---------------------------



                                                       YEARS ENDED SEPTEMBER 30,
                                                       -------------------------
                                                             2002       2001
                                                           ---------  ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                              $  51,881  $  61,139
   Adjustments to reconcile net income to net
   cash provided by operating activities:
     Increase (decrease) in cash flows as a result of
      changes in asset and liability account balances:
         Municipal bonds with
           accrued interest at fair market value               6,115      3,931
         Vista New York Tax Free Money Market Fund          (347,097)   (46,561)
         Prepaid expenses                                         77       (309)
         Other current liabilities                             9,039        (22)
         Realized (gain) loss from investment transactions
          included in net income                                  38          0
                                                           ---------  ---------

NET CASH PROVIDED BY OPERATING ACTIVITIES                   (279,947)    18,178
                                                           ---------  ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Maturities of securities                                  340,000    150,000
   Purchases of securities                                         0   (100,854)
   Realized gain (loss) from investment transactions             (38)         0
                                                           ---------  ---------

NET CASH PROVIDED BY INVESTING ACTIVITIES                    339,962     49,146
                                                           ---------  ---------

NET CASH FLOWS USED BY FINANCING ACTIVITIES:
   Dividends paid                                            (60,600)   (66,900)
                                                           ---------  ---------

NET INCREASE (DECREASE) IN CASH AND
 CASH EQUIVALENTS                                               (585)       424

CASH - BEGINNING OF YEAR                                       1,231        807
                                                           ---------  ---------

CASH - END OF YEAR                                         $     646  $   1,231
                                                           =========  =========

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

   Cash paid during the year for:
      Income taxes                                         $     394  $     350



The accompanying notes are an integral part of these financial statements.

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2002
                               ------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

Lened, Inc. was incorporated in New Jersey on January 31, 1957. Lened, Inc. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations. The Company may distribute, as tax-exempt dividends, to its shareholders an amount equal to the interest earned on such tax-exempt obligations, provided it designates such dividends as tax-exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

         (a) Investments are valued by the Custodian. These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.

         (b) It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.

         (c) Realized gains and losses on investments are computed on the basis of the identified cost of the specific security sold.

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2002
                               ------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES - (Continued)
------------------------------------------------------

          (d) Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.

          (e) Unrealized Appreciation (Depreciation) of Investments is stated as the difference between amortized cost and fair market value. At September 30, 2002
                          Unrealized Appreciation of Bonds totaled     $ 56,779
                          Unrealized Depreciation of Bonds totaled        8,405
                                                                       --------
                          Net Unrealized Appreciation of Investments   $ 48,374
                                                                       ========

NOTE 2 - PURCHASES OF SALES AND REDEMPTIONS OF SECURITIES
---------------------------------------------------------

Securities exclusive of JP Morgan New York Tax Free Money Market Fund purchased by the Company amounted to $0 for the year ended September 30, 2002 and $100,854 for the year ended September 30, 2001. Sales of securities exclusive of JP Morgan New York Tax Free Money Market Fund amounted to $340,000 for the year ended September 30, 2002 and $150,000 for the year ended September 30, 2001.

NOTE 3 - DISTRIBUTIONS
----------------------

The Company distributed income of $51,571 ($2.72 per share) and $60,600 ($3.20 per share) for the years ended September 30, 2002 and 2001 in the form of dividends.

NOTE 4 - CUSTODIAL FEES
-----------------------

Pursuant to an agreement with the custodian, the custodial fee is based on the number of bond coupons redeemed based on an annual charge of $1.25 per $1,000 of the first $500,000, $.75 per $1,000 of the next $500,000 face value of bonds and $.50 per $1,000 face value above $1,000,000. A charge of $15 is made for each security transaction.

During the years ended September 30, 2002 and 2001, the Company was charged an aggregate of $2,128 and $1,833 respectively.

NOTE 5 - REMUNERATION
---------------------

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2002
                               ------------------



NOTE 6 - CAPITAL PER SHARE AND RELATED INFORMATION
--------------------------------------------------

Selected data for a share of capital stock outstanding throughout the period:

                                       YEARS ENDED SEPTEMBER 30,
                                       -------------------------
                                         2002            2001
                                      -----------     -----------

Investment income                     $     4.09      $      4.42
Operating expenses                          1.35             1.19
                                      -----------     -----------

INVESTMENT INCOME BEFORE FEDERAL             2.74            3.23
 INCOME TAX

FEDERAL INCOME TAX                              0               0
                                      -----------     -----------

INVESTMENT INCOME - NET                      2.74            3.23

Dividends to shareholders                    2.72            3.20
                                      -----------     -----------

                                              .02             .03
Realized and unrealized gain (loss)
 on investments - net                        (.07)           2.85
                                      -----------     -----------

CHANGE IN NET VALUE                          (.05)           2.88

NET ASSET VALUE:
  Beginning of period                       94.36           91.48
                                      -----------     -----------

  End of period                       $     94.31     $     94.36
                                      ===========     ===========

Ratio of operating expenses to
 average net assets                           .01             .01

Ratio of investment income net to
 average net assets                          .042%           .047%

Portfolio turnover                              0%           5.62%

Number of shares outstanding at end
 of period                                 18,960          18,960

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2002
                               ------------------



NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
----------------------------------------------------------

                                                                   Principal            Amortized          Fair Market*
Name and Title of Issuer                                            Amount                Cost                Value
------------------------                                           ---------            ---------          -----------
Chisago Cnty Minn Hsg & Redev Auth
DD 12/01/97  4.7%  Due 02/01/08
Call MSF OID Lease Rev                                                 80,000              80,247             82,751

Connecticut St Res Recovery Rev
DD 0/18/01 4.50% Due 11/15/11
OID Call Mid Conn Sys Sub Ser A                                        70,000              69,998             62,799

Dade Cnty Fla Res Recovery FAC
DD 09/01/96  5.0% Due 10/01/03
REF (AMBAC) Rev                                                        90,000              89,925             95,218

District of Columbia
DD 06/01/93  6.0%  Due 06/01/09
Call Unrefunded Bal-E-Capmac-ITC                                      50,000               50,890             53,345

Falcon Heights Minn G/O
DD 06/01/99 4.10% Due 02/01/05
Impt - SER A                                                          25,000               25,000             26,421

Fenton Mo Pub Auth Leasehold Rev
DD 12/15/97  4.750% Due 01/01/07
OID                                                                   80,000               79,858             85,840

Grand Folks N D Health Care Sys
DD 06/01/97  5.5%  Due 08/15/07
Altru Health Sys Oblig Group                                          80,000               82,076             90,357

Greater Richmond Convention Ctr
DD 02/01/00  5.50%  due 06/15/07
Hotel Tax Rev Ctr Expansion PJ                                        65,000               65,677             73,707

Greenville Hosp Sys S C Hosp Fac
DD 03/01/96 4.9% Due 05/01/03
Ser B                                                                 95,000               95,000             98,556

                                       -9-

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2002
                               ------------------



NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFILLIATED ISSUERS - (Continued)
------------------------------------------------------------------------

                                                                   Principal            Amortized          Fair Market*
Name and Title of Issuer                                            Amount                Cost                Value
------------------------                                           ---------            ---------          -----------
Maryland St Cmnty Dev Admin Dept.
DD 06/01/97  4.6%  Due 01/01/03
Hsg-Ser A                                                             30,000               30,000              30,545

Mississippi Dev Bk Spl Oblig
DD 11/01/97  4.8%  Due 11/01/08
Call Desoto Cnty Convention Ctr                                       30,000               30,000              33,358


Nebraska Invt Fin Auth Sing/Famil
DD 09/01/97  5.0%  Due 9/01/07
Ser D                                                                40,000                39,999              40,535

New Jersey Economic Dev Auth Rev
DD 06/01/94  5.4% Due 2/1/06
Call Peddie Sch Proj-Ser A                                           60,000                60,324              63,193

New Jersey Sr EDL Facs
Auth Rev. DD 06/15/93
5.375% Due 07/01/05
Call OID Ser A                                                       30,000                30,110              31,660

Newport Muni Util
Dist. TX  GLO
DD 8/1/99 5.25% Due 4/1/14
Call FSA Ref Waterwrks & SWR                                        30,000                  30,774            32,775

New York City G/O
DD 06/11/98 4.5% Due 05/15/05
Series I                                                             25,000                25,000              26,870

New York St Dorm Auth Revs
DD 07/01/98  4.375%  Due 07/01/05
Ser 2 OID                                                            60,000                60,000              64,569

                                      -10-

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2002
                               ------------------



NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFILLIATED ISSUERS - (Continued)
------------------------------------------------------------------------

                                                                   Principal            Amortized          Fair Market*
Name and Title of Issuer                                            Amount                Cost                Value
------------------------                                           ---------            ---------          -----------
Pennsylvania St Tpk Comm Rev
DD 08/01/92  5.7%  Due 12/01/06
Call OID Ser  (FGIC)                                                 25,000                25,050               26,149

Philadelphia PA Auth For Indl
DD 01/01/98  4.750%  Due 06/15/06
Call Franklin Institute PJ                                            80,000                80,000              81,758

Pierce County Wash Swr
DD 07/01/93 5.2% DUE 02/01/05
Call Ref & Impt OID                                                   25,000                25,035              25,458

Port Houston Auth Tex
Harris DD 10/01/98  4.0%
Due 10/01/06  OID 6/0
Amt. SER-A                                                            75,000                74,615              80,540

Puerto Rico Comwlth Rev
DD  05/15/00  5.25%  Due 07/01/10
MBIA Hwy & Transn Series B                                           25,000                 24,942              29,192

Sarasota Cnty Fla Util Sys Rev
DD 01/01/93  5.7%  Due 10/01/05
Call Ref FGIC OID                                                     15,000                15,000              15,773

Sedalia Mo Hosp Rev
DD 07/01/97  4.6%  Due 03/01/03
Call Bothwell Regl Health Ctr                                         50,000                50,000              50,773

South Brunswick Twp NJ
DD 08/01/93  5.0%  Due 08/01/06
Call Ref G/O OID                                                      20,000                20,046              21,128

                                      -11-

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2002
                               ------------------



NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFILLIATED ISSUERS - (Continued)
------------------------------------------------------------------------

                                                                   Principal            Amortized          Fair Market*
Name and Title of Issuer                                            Amount                Cost                Value
------------------------                                           ---------            ---------          -----------
Trinity Riv Auth Tx Big Bear
DD 02/15/96  4.5%  Due 02/01/03
Ref-Wastewtr Sys Contract MBIA                                        75,000               75,000               76,167

Wyoming County Dev. Auth Hsg Rev
DD  07/02/97  5.20%  Due 06/01/07
Ser 4                                                                 25,000               24,998               27,401
                                                                  ----------           ----------          -----------


TOTAL INVESTMENT - 79.8%                                          $1,355,000           $1,359,564            1,426,838
                                                                  ==========           ==========

OTHER ASSETS LESS LIABILITIES - 20.2%                                                                          361,334
                                                                                                           -----------

NET ASSETS - 100%                                                                                           $1,788,172
                                                                                                           ===========

NET ASSET VALUE PER SHARE                                                                                   $    94.31
                                                                                                           ===========

OUTSTANDING SHARES AT SEPTEMBER 30, 2002                                                                        18,960
                                                                                                           ===========



 *  Includes accrued interest




                                      -12-